INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets and goodwill [abstract]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 4	$ 4